EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Weighted average effective interest rate (in percent)	6.20%	7.10%	4.40%
Total borrowing costs before borrowing costs	$ 1,066,900	$ 973,000	$ 1,142,800
Borrowing costs included (amortised costs)	(13,900)	(11,100)	(13,000)
Right-of-use lease liabilities	521,600	480,000	424,000
Total	1,059,600	966,900	1,135,400
Hereof non-current	886,897	849,818	926,450
Hereof current	172,665	117,107	208,951
CEXIM (USD)
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total	0	41,100	44,900
ING
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total	57,900	0	0
Eifuku Leasing
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Right-of-use lease liabilities	0	20,900	22,400
Showa Leasing
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Right-of-use lease liabilities	$ 0	$ 18,700	20,900
Sale and leaseback transaction prepayment
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	0.00%
Total	$ 0	$ 0	21,000
Right-of-use lease liabilities
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Right-of-use lease liabilities	6,600	$ 5,000	$ 5,600
Fixed Rate Borrowings
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total	372,700
Fixed Rate Borrowings | At fair value
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total	$ 402,800
Floating interest rate | CEXIM (USD)
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	7.00%	4.00%
Total	$ 0	$ 41,100	$ 44,900
Floating interest rate | Syndicate Facility
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	6.60%	7.60%	3.80%
Total	$ 224,000	$ 143,800	$ 279,400
Floating interest rate | DSF Facility
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	5.90%	6.70%	3.60%
Total	$ 140,100	$ 201,800	$ 221,900
Floating interest rate | DSF Facility 2
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	5.80%	0.00%	0.00%
Total	$ 52,500	$ 0	$ 0
Floating interest rate | HCOB Facility
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	7.80%	9.90%	5.10%
Total	$ 31,200	$ 42,400	$ 85,300
Floating interest rate | ING
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	5.90%	0.00%	0.00%
Total	$ 57,900	$ 0	$ 0
Floating interest rate | HCOB Facility 2
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	8.30%	4.50%
Total	$ 0	$ 21,100	$ 25,400
Floating interest rate | KFW Facility
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	6.40%	7.10%	4.10%
Total	$ 34,800	$ 37,900	$ 40,900
Floating interest rate | BoComm 1
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	8.70%	4.90%
Total	$ 0	$ 49,400	$ 59,200
Floating interest rate | BoComm 2
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	7.00%	7.40%	4.90%
Total	$ 66,700	$ 71,300	$ 37,800
Floating interest rate | BoComm 3
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	7.30%	7.80%	4.90%
Total	$ 82,200	$ 90,900	$ 99,500
Floating interest rate | Eifuku Leasing
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	7.90%	4.30%
Total	$ 0	$ 20,900	$ 22,400
Floating interest rate | Showa Leasing
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	8.60%	4.10%
Total	$ 0	$ 18,700	$ 20,900
Floating interest rate | Other credit facilities
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	4.70%	3.10%
Total	$ 4,800	$ 4,900	$ 0
Fixed interest rate
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Right-of-use lease liabilities	$ 923,000
Fixed interest rate | CDBL
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	5.70%	5.80%	5.80%
Total	$ 149,000	$ 160,800	$ 150,800
Fixed interest rate | Springliner
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	4.80%	4.80%	4.80%
Total	$ 27,900	$ 30,700	$ 33,400
Fixed interest rate | CMBFL
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	5.70%	4.90%
Total	$ 195,800	$ 37,300	$ 0